TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Deferred tax assets:
Intangible assets	$ 110		$ 127
Other temporary differences	5,636	[1]	5,404	[1]
Temporary differences related to inventory	637		1,535
Phantom award	53
Unrealized profit from sales to subsidiary	3,355		1,910
Less-valuation allowance	(331)		(397)
Total net deferred tax assets	9,460		8,579
Deferred tax liabilities
Property and equipment	(3,081)		(4,030)
Intangible assets	(2,910)		(3,657)
Other temporary differences	(20)		(23)
Total deferred tax liabilities	(6,011)		(7,710)
Deferred tax assets, net	$ 3,449		$ 869

[1]	Deriving mainly from the following - provision for bad debts, labor provisions, warranty provision and related party liability for tax purposes.